Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
China, Yuan Renminbi [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Balance sheet items, except for equity accounts	7.0999	6.8972
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.0809%	6.729%	6.4508%
United Arab Emirates, Dirhams [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Balance sheet items, except for equity accounts	3.6738	3.6722
Items in the statements of operations and comprehensive loss, and statements of cash flows	3.6843%	3.6709%		[1]

[1]	The companies that use AED as their functional currencies are not established until 2022, thus the currency exchange rates are not applicable as of and for the year ended December 31, 2021.